Non-controlling interests - Disclosure of Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 5,732	€ 6,779	€ 8,376
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	3,180	3,969	4,873
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Non-controlling interests	299	472	714
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Non-controlling interests	713	1,234	1,917
Global Blue Management & Co S.C.A.
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0	(508)
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Non-controlling interests	1,153	581	833
Global Blue Russia Holdings B.V.
Disclosure of subsidiaries [line items]
Non-controlling interests	349	320	325
Global Blue Cross Border SA
Disclosure of subsidiaries [line items]
Non-controlling interests	0	203	222
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 38	€ 0	€ 0